Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 2,442	$ 1,889
Prepaid expenses and other current assets, net	49,049	2,493,301
Amount due from intercompany-current	32,055,968	17,656,465
TOTAL ASSETS	32,107,459	20,151,655
LIABILITIES
Accounts payable	38,412	34,277
Convertible loans	216,756
Accrued expenses and other current liabilities	335,563	347,014
Investment deficit in subsidiaries	43,544,549	24,469,459
Amount due to intercompany-current	174,593	164,593
TOTAL LIABILITIES	44,309,873	25,015,343
Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 24,015,592 shares and 31,949,038 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	1,598	1,201
Preferred shares (par value of $0.00005 per share; 3,700,000 and 3,700,000 preferred shares authorized as of December 31, 2023 and 2024, respectively; 3,700,000 and 3,700,000 preferred shares issued and outstanding as of December 31, 2023 and 2024, respectively)	185	185
Additional paid-in capital	115,745,140	108,729,047
Statutory reserve	237,486	237,486
Accumulated deficit	(125,338,509)	(110,833,045)
Accumulated other comprehensive loss	(2,848,314)	(2,998,562)
Total shareholders’ deficit	$ (12,202,414)	$ (4,863,688)